REGULATORY FEES	12 Months Ended
Dec. 31, 2024
REGULATORY FEES
REGULATORY FEES

NOTE 21 — REGULATORY FEES

	12/31/2024	12/31/2023
Current
Research and Development - R&D and Energy Efficiency - EE	455,880	461,631
RGR Quota	127,734	80,057
Compensation for the Use of Water Resources	125,103	47,293
CDE Quota	45,441	120,274
PROINFA Quota	43,643	37,786
Electricity Service Inspection Fee	22,266	18,578
	820,067	765,619
Non-current
Research and Development - R&D and Energy Efficiency - EE	942,348	432,322
RGR Quota	—	19
	942,348	432,341
	1,762,415	1,197,960

21.1 – Research and Development – R&D and Energy Efficiency – EE

Law No. 9,991/2000 establishes that companies holding concessions to operate of electricity services are required to invest in research and development (R&D), aiming at the technological improvement of the activity, in an amount equivalent to 1% of the ROL, being: (i) 0.40% in R&D; (ii) 0.40% for the National Fund for Scientific and Technological Development (FNDCT); and (iii) 0.20% allocated to the Energy Research Company (EPE).

In turn, ANEEL, based on Law No. 14,120/2021 and through dispatch No. 904/2021 and normative resolution No. 929/2021, determined the collection to the CDE of the amounts referring to the balances not committed to the liabilities of the R&D programs on the base date of August 31, 2020, as well as established the collection to the CDE of a fixed percentage of 30% of the monthly obligation to apply the respective programs, that is, a monthly collection of 0.12% for the CDE, leaving the percentage of 0.28% for R&D projects.

21.2 - Global Reversal Reserve (RGR)

The Global Reversion Reserve (RGR) is a charge for the electricity sector created in 1957 that aims to finance projects to improve and expand the energy sector. The contribution to the formation of the RGR is the responsibility of the companies that provide public of electricity service, through a quota called reversion and expropriation of electricity services, of up to 2.5% of the value of the investments of the concessionaires and licensees, limited to 3% of the annual revenue. The value of the quota is computed as a component of the cost of the service of the concessionaires. Transmission companies that entered into public tenders after September 12, 2012 and transmission and generation companies that had their concessions extended under Law No. 12,783/2013 are exempt from paying this charge.

21.3 - Financial Compensation for the Use of Water Resources (CFURH)

Financial compensation for the use of water resources for the purpose of generating of electricity was established by the Federal Constitution of 1988 and is a percentage of 7% on the amount of electricity of hydraulic origin produced, measured in megawatt-hours, multiplied by the TAR - updated reference tariff, set by ANEEL.

21.4 - Energy Development Account (CDE)

Eletrobras also manages the Federal Fund called the energy development account – CDE, which aims at the energy development of the States from alternative sources in the areas served by the interconnected system, as well as financing the universalization of the public of electricity service.

21.5 - Incentive Program for Alternative Energy Sources (PROINFA)

Federal Government program for the development of projects to diversify the Brazilian energy matrix and encourage alternative sources of electricity, established by Law No. 10,438, of April 2002, which seeks regional solutions for the use of renewable energy sources.

Accounting Policy

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.